Equipment and Leasehold Improvements, Net	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Equipment and Leasehold Improvements, Net

Note 8 — Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2015	2014
Computer equipment	$1,132,152	$1,071,720
Leasehold improvements	201,765	192,007
Furniture, fixtures and other	60,904	65,071

	1,394,821	1,328,798
Less accumulated depreciation	(1,085,501)	(1,039,842)

	$309,320	$288,956

Total depreciation expense on equipment and leasehold improvements for fiscal 2015, 2014 and 2013, was $108,169, $105,364 and $104,624, respectively.

As of September 30, 2015 and 2014, the unamortized software assets developed for internal use were $85,957 and $73,813, respectively, and are presented under Computer equipment in the table above.